Risk Management and Derivative Instruments (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrealized and realized gains and losses related to derivative instruments
Realized (gain) on commodity derivative instruments	$ (37,608)	$ (8,820)	$ (7,132)
Unrealized (gain) loss on commodity derivative instruments	20,612	(38,494)	(547)
Interest expense, net	(15,043)	(10,830)	(3,441)
Commodity derivative contracts [Member]
Unrealized and realized gains and losses related to derivative instruments
Realized (gain) on commodity derivative instruments	(37,608)	(8,820)	(7,132)
Unrealized (gain) loss on commodity derivative instruments	20,612	(38,894)	(547)
Interest rate swaps [Member]
Unrealized and realized gains and losses related to derivative instruments
Interest expense, net	$ 4,610	$ 2,616	$ 576